Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2024
Expenses by nature [abstract]
Summary of Expenses by Nature

	Six Months Ended June 30,
	2023	2024
(In thousands)
Clinical trials related expenses (i)	$19,947	$7,087
Employee benefit expenses (i, Note 7)	9,117	8,290
Professional service fees	4,168	4,493
Depreciation and amortization	507	476
Research and development materials and consumable supplies	298	456
Office expenses	399	384
Others	301	412
	$34,737	$21,598
(i)The Group incurs costs for fees from third parties and personnel costs in connection with its research and development activities. These costs are recognized within clinical trials related expenses and employee benefit expenses over the period in which services are performed.